Law Offices of
Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square
Philadelphia, Pennsylvania  19103-7098
(215) 564-8000

June 4, 2010

VIA  EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:             Delaware Group Equity Funds IV (1940 Act File No.: 811-04413) –
Reorganization of Delaware Trend Fund With and
Into Delaware Smid Cap Growth Fund

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is a registration statement on Form N-14 (the “Registration Statement”) of the Delaware Group Equity Funds IV (the “Registrant”).  The Registration Statement is being filed to register Class A, B, C, R and Institutional shares of beneficial interest, without par value, of Delaware Smid Cap Growth Fund (the “Smid Cap Growth Fund ”), one series of the Registrant, that will be issued to the shareholders of Delaware Trend Fund (the “Trend Fund”), a series of Delaware Group Equity Funds III, in connection with the transfer of substantially all of the assets of the Trend Fund to the Smid Cap Growth Fund in exchange for Class A, B, C, R and Institutional shares of beneficial interest of the Smid Cap Growth Fund, pursuant to an Agreement and Plan of Reorganization that will be voted on by shareholders of the Trend Fund at a meeting of shareholders that is currently scheduled to be held on September 22, 2010.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement: (i) Prospectuses of the Smid Cap Growth Fund—Class A, B, C, R and Institutional, dated January 28, 2010, as supplemented to date; (ii) Prospectuses of the Trend Fund—Class A, B, C, R and Institutional, dated October 28, 2009, as supplemented to date; (iii) Statement of Additional Information of the Smid Cap Growth Fund—Class A, B, C, R and Institutional, dated January 28, 2010, as supplemented to date; (iv) Statement of Additional Information of the Trend Fund, dated October 28, 2009, as supplemented to date; (v) the audited financial statements and related report of the independent auditors included in the Annual Report of the Smid Cap Growth Fund for the fiscal year ended September 30, 2009; (vi) the unaudited financial statements included in the Semiannual Report of the Smid Cap Growth Fund for the period ended March 31, 2010; (vii) the audited financial statements and related report of the independent auditors included in the Annual Report of the Trend Fund for the fiscal year ended June 30, 2009; and (viii) the unaudited financial statements included in the Semiannual Report of the Trend Fund for the period ended December 31, 2009.

In accordance with Rule 488 under the Securities Act, it is anticipated that the Registration Statement will automatically become effective on July 6, 2010

The Smid Cap Growth Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the Securities Act.  Therefore, no filing fee is due at this time.

If you have any questions or comments regarding this filing, please call me at (215) 564-8080 or Kenneth L. Greenberg  at (215) 564-8149.

Very truly yours,

/s/ Gino E. Malaspina
Gino E. Malaspina